                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

Effective July 1, 2004, the supplement dated June 25, 2004 is hereby amended and restated as follows:

TEN DAY RIGHT TO REVIEW
(Applicable to Residents of California Only)

Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application. If no instructions are given, your purchase payments will be placed in the fixed account investment option or the Money Market investment option.

                                      * * *

GUARANTEED RETIREMENT INCOME PROGRAM II

For applications received on or after June 28, 2004, the Guaranteed Retirement Income Program II ("GRIP II") is no longer available for purchase for contracts issued in Minnesota or Oregon.

                                      * * *

PURCHASE PAYMENTS

Effective June 1, 2004, we may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:

      - You purchase your contract through a 1035 exchange of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement AND prior to Manulife's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.

      - You purchase more than one new contract and such contracts cannot be combined AND the average combined initial purchase payment for these new contracts is equal to or greater than $50,000.

      - You and your spouse each purchase at least one new contract AND the average initial purchase payment for the new contract(s) is equal to or greater than $50,000.

      - You purchase a new IRA contract for a new participant added under your Simplified Employee Pension Plan AND the plan is currently invested in one or more IRA contracts issued by Manulife.

      - You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.

                                      * * *

OPTIONAL BENEFITS

GUARANTEED RETIREMENT INCOME PROGRAM III

For applications received on or after June 1, 2004, the Guaranteed Retirement Income Program III ("GRIP III") and Guaranteed Retirement Income Program II ("GRIP II") are no longer available for purchase in any state where the optional Principal Plus Rider is available for purchase.

OPTIONAL PRINCIPAL PLUS RIDER

For applications received on or after June 1, 2004, that elect the optional Principal Plus rider, the following sections of the prospectus are amended as described below. (For applications received prior to June 1, 2004, that elect the optional Principal Plus rider, please see "Special Rules for Applications Received Prior to June 1, 2004" below.)

Investment Options

If you elect Principal Plus, you must invest 100% of your contract value at all times:

      (a) in one or more of the Portfolios currently available with Principal Plus (see "Portfolios Available with Principal Plus" below); or

      (b) in a manner consistent with any of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below.)

If you select (a) above, you may allocate your monies to any one of the Portfolios currently available with Principal Plus or in any combination of such Portfolios. If you use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with Portfolios currently available with Principal Plus, you will be considered to have met (a) above.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above. Note if you select a Model Allocation you may not dollar cost average from the Money Market Portfolio pursuant to our DCA program.

You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Portfolios Available with Principal Plus. The following Portfolios are currently available with Principal Plus:

                                 PORTFOLIO NAME
                               Money Market Trust
                           Lifestyle Growth 820 Trust
                          Lifestyle Balanced 640 Trust
                          Lifestyle Moderate 460 Trust
                        Lifestyle Conservative 280 Trust

FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" SECTION OF THIS PROSPECTUS AS WELL AS THE TRUST'S PROSPECTUS. THE TRUST'S PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Model Allocations Available with Principal Plus. The following Model Allocations are currently available with Principal Plus:

                          PERCENTAGE ALLOCATION
                            OF EACH PORTFOLIO
                            WITHIN THE MODEL
 MODEL ALLOCATION NAME         ALLOCATION                PORTFOLIO NAME
------------------------  ---------------------  -------------------------------
Core Holdings of America           25%           American Growth-Income Trust
                                   25%           American Growth Trust
                                   15%           American International Trust
                                   35%           Diversified Bond Trust

                          PERCENTAGE ALLOCATION
                            OF EACH PORTFOLIO
                            WITHIN THE MODEL
 MODEL ALLOCATION NAME         ALLOCATION                PORTFOLIO NAME
------------------------  ---------------------  -------------------------------
Value Strategy                     30%           Equity-Income Trust
                                   30%           Core Equity Trust
                                   20%           Diversified Bond Trust
                                   20%           Strategic Bond Trust

Growth Blend                       40%           Blue Chip Growth Trust
                                   20%           Diversified Bond Trust
                                   20%           American Growth-Income Trust
                                   20%           Strategic Bond Trust

Global Balanced                    30%           Fundamental Value Trust
                                   20%           Global Bond Trust
                                   25%           Global Allocation Trust
                                   25%           American International Trust

CoreSolution                       34%           Strategic Income Trust
                                   33%           U.S. Global Leaders Growth Trust
                                   33%           Classic Value Trust

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" SECTION OF THIS PROSPECTUS AS WELL AS THE TRUST'S PROSPECTUS. THE TRUST'S PROSPECTUS SHOULD BE READ MORE CAREFULLY BEFORE INVESTING.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

Special Rules for Applications Received Prior to June 1, 2004. For applications received prior to June 1, 2004, that do not have allocations in a particular Model Allocation on June 1, 2004, the "Investment Options" discussion above is applicable to you and any formerly available Model Allocations that are not described above are no longer available for transfers or payments. For applications received prior to June 1, 2004, that have allocations in a particular Model Allocation on June 1, 2004:

      (a) You may transfer monies out of the Model Allocation in which you are currently invested to one or more of the investment options mentioned above provided 100% of your contract value is transferred. When such a transfer is made, the investment options described in "Investment Options" above are the available investment options and any formerly available Model Allocations that are not described above are no longer available for transfers or payments.

      (b) If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to your Model Allocation on a quarterly basis and you may continue to allocate new payments to such Model Allocation.

      (c) If you are currently participating in our DCA program and are dollar cost averaging from the DCA fixed account investment option into a particular Model Allocation, such DCA program may continue and new payments may be allocated to such Model Allocation. You may transfer monies out of the Model Allocation in which you are currently invested to one of the investment options described in "Investment Options" above provided 100% of such monies are transferred. If such a transfer is made, the investment options described in "Investment Options" above become the available investment options and any formerly available Model Allocations that are not described above are no longer available for transfers or payments.

                                      * * *

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
The disclosure under "General Information About Us, The Variable Account and the Portfolios - The Manufacturers Life Insurance Company (U.S.A.)" is amended to indicate that the Fitch rating is the "2nd category of 24", not the "2nd category of 22" as currently stated.

                                                               * * *

APPENDIX U:  ACCUMULATION UNIT VALUE TABLES

Appendix U contains the following three accumulation unit value tables:

      (1) a table reflecting the fees for GEM and the Annual Step Death Benefit for contracts issued prior to May 5, 2003,

      (2) a table reflecting the fees for GEM and the Annual Step Death Benefit for contracts issued on or after May 5, 2003,

      (3) a table not reflecting the fees for GEM and the Annual Step Death Benefit.

There are three additional accumulation unit value tables in Appendix A of the Statement of Additional Information as follows:

      (1)   a table reflecting the fees for contracts issued with GEM only,

      (2) a table reflecting the fees for contracts issued prior to May 5, 2003 with the Annual Step Death Benefit only,

      (3) a table reflecting the fees for contracts issued on or after May 5, 2003 with the Annual Step Death Benefit only.

Please note that GRIP II and GRIP III fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                          SUPPLEMENT DATED JULY 1, 2004

Venture III Supp 7-01-2004